Noncontrolling Interests	6 Months Ended
Jun. 30, 2021
Noncontrolling Interests
Noncontrolling Interests

Note 16 – Noncontrolling Interests

A reconciliation of non-controlling interest as of June 30, 2021 and December 31, 2020 is as follows:

	June 30,	December 31,
	2021	2020
Beginning Balance	$638,846	$4,346,216
Proportionate shares of net loss	(181,734)	(3,501,808)
Foreign currency translation adjustment	(352)	(205,562)
Total	$456,760	$638,846

As of June 30, 2021 and December 31, 2020, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.